BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	1,000
Common stock, shares issued	16,051,884	15,233,884	0
Common stock, shares outstanding	16,051,884	15,233,884	0
Therapeutics Acquisition Corp.
Class A Common stock subject to possible redemption, shares	12,564,103	12,704,007
Class A Common stock subject to possible redemption, redemption price per share (in dollars per share)	$ 10.00	$ 10.00
Therapeutics Acquisition Corp. | Class A common shares
Class A Common stock subject to possible redemption, shares		12,704,007
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	1,477,297	1,337,393
Common stock, shares outstanding	1,477,297	1,337,393
Common stock, shares subject to possible redemption	12,564,103	12,704,007
Therapeutics Acquisition Corp. | Class B common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,392,500	3,392,500
Common stock, shares outstanding	3,392,500	3,392,500